Prospectus supplement dated August 15, 2013
to the following prospectus(es):
Waddell & Reed Advisors Select Preferred AnnuitySM 2.0 and Waddell & Reed Advisors Select Preferred AnnuitySM New York 2.0 prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following investment option is not available for contracts issued on or after August 12, 2013, that have elected the 7% Nationwide Lifetime Income Rider:
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative
Accordingly, the following changes apply to your prospectus:
1.	The Income Benefit Investment Options section is deleted in its entirety and replaced with the following:
Income Benefit Investment Options
Following is a list of the investment options that are permitted when the 7% Nationwide Lifetime Income Rider is elected. Only the investment options shown are available for election.
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate (only available in contracts for which good order applications were received before May 1, 2013)
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative (only available in contracts for which good order applications were received before August 12, 2013)
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
PROS-0234
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